Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	43
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84%		February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%		December 15, 2019
Class A-2b Notes	$159,800,000.00	0.29475%	*	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%		June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%		April 15, 2022
Class B Notes	$47,150,000.00	2.24%		June 15, 2022
Class C Notes	$31,440,000.00	2.41%		July 15, 2023
Total	$1,571,790,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$461,669.97

Principal:
Principal Collections	$13,022,869.89
Prepayments in Full	$5,466,641.24
Liquidation Proceeds	$82,997.81
Recoveries	$119,237.64
Sub Total	$18,691,746.58
Collections	$19,153,416.55

Purchase Amounts:
Purchase Amounts Related to Principal	$471,487.20
Purchase Amounts Related to Interest	$1,331.94
Sub Total	$472,819.14

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,626,235.69

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	43
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,626,235.69
Servicing Fee	$192,104.97	$192,104.97	$0.00	$0.00	$19,434,130.72
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,434,130.72
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$19,434,130.72
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$19,434,130.72
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$19,434,130.72
Interest - Class A-4 Notes	$168,418.86	$168,418.86	$0.00	$0.00	$19,265,711.86
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,265,711.86
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$19,177,698.53
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,177,698.53
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$19,114,556.53
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,114,556.53
Regular Principal Payment	$17,827,221.22	$17,827,221.22	$0.00	$0.00	$1,287,335.31
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,287,335.31
Residual Released to Depositor	$0.00	$1,287,335.31	$0.00	$0.00	$0.00
Total		$19,626,235.69

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,827,221.22
Total					$17,827,221.22
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$17,827,221.22	$131.57	$168,418.86	$1.24	$17,995,640.08	$132.81
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$17,827,221.22	$11.34	$319,574.19	$0.20	$18,146,795.41	$11.54

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	43

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$105,261,789.35	0.7768398	$87,434,568.13	0.6452736
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$183,851,789.35	0.1169697	$166,024,568.13	0.1056277

Pool Information
Weighted Average APR	2.240%	2.236%
Weighted Average Remaining Term	21.84	21.11
Number of Receivables Outstanding	25,231	24,119
Pool Balance	$230,525,969.86	$211,327,887.88
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$215,287,529.04	$197,460,307.82
Pool Factor	0.1341809	0.1230064

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$13,867,580.06
Targeted Overcollateralization Amount	$45,303,319.75
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$45,303,319.75

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	43
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		94	$154,085.84
(Recoveries)		139	$119,237.64
Net Loss for Current Collection Period			$34,848.20
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1814%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2284%
Second Prior Collection Period			-0.1499%
Prior Collection Period			0.2712%
Current Collection Period			0.1893%
Four Month Average (Current and Prior Three Collection Periods)			0.1347%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,194	$15,920,183.51
(Cumulative Recoveries)			$3,219,609.85
Cumulative Net Loss for All Collection Periods			$12,700,573.66
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7393%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,795.94
Average Net Loss for Receivables that have experienced a Realized Loss			$3,028.27

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.29%	209	$2,735,942.25
61-90 Days Delinquent	0.15%	22	$309,896.52
91-120 Days Delinquent	0.06%	9	$133,094.85
Over 120 Days Delinquent	0.45%	54	$949,149.79
Total Delinquent Receivables	1.95%	294	$4,128,083.41

Repossession Inventory:
Repossessed in the Current Collection Period		16	$257,506.63
Total Repossessed Inventory		33	$599,945.36

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3884%
Prior Collection Period			0.4360%
Current Collection Period			0.3524%
Three Month Average			0.3923%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6588%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	43

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer